Supplementary Financial Statement Information (Details) - Schedule of selling and marketing expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Selling and Marketing Expenses [Abstract]
Payroll and related expenses	$ 190	$ 337	$ 289
Overseas travels	192	56	24
Other	79	92	44
Less – Grants received			(9)
Net selling and marketing expenses	$ 461	$ 485	$ 348